STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Share Repurchase Activity
The following table summarizes stock repurchase activity under our stock repurchase program:

	Total Number of Shares Purchased	Cost of Shares Repurchased	Average Price Paid per Share
As of December 31, 2023	146,650	$1,283,062	$8.82
January 1, 2024 to January 31, 2024	316,800	3,664,552	$11.61
February 1, 2024 to February 29, 2024	200,916	2,480,383	$12.35
March 1, 2024 to March 31, 2024	114,400	1,379,457	$12.06
As of March 31, 2024	778,766	$8,807,454	$11.50
The following table summarizes stock repurchase activity under our share repurchase program:

	Total Number of Shares Purchased	Cost of Shares Repurchased	Average Price Paid per Share
As of December 31, 2022	—	$—	$—
December 1, 2023 - December 31, 2023	146,650	1,283,062	$8.82
As of December 31, 2023	146,650	$1,283,062	$8.82